Acquisitions - Additional Information (Detail) $ in Millions, $ in Millions	Sep. 01, 2018 CAD ($)	Apr. 30, 2019 CAD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Sep. 01, 2018 USD ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of the business			$ 396	$ 303
KGS- Alpha Capital Market [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of the business	$ 397	$ 396			$ 304
Acquired intangible assets	49
Acquired goodwill	54
Goodwill expected to be deductible for tax purposes.	$ 32
KGS- Alpha Capital Market [member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortization period	Fourteen years
KGS- Alpha Capital Market [member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortization period	Three years